Total
Putnam Mortgage Securities Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Mortgage Securities Fund	Class A	Class B	Class C	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.25%	0.25%	0.25%	0.25%	0.12%	0.25%
Expenses (as a percentage of Assets)	0.89%	1.64%	1.64%	1.14%	0.51%	0.64%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Mortgage Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	487	672	873	1,452
Class B	667	817	1,092	1,743	167	517	892	1,743
Class C	267	517	892	1,743	167	517	892	1,743
Class R	116	362	628	1,386
Class R6	52	164	285	640
Class Y	65	205	357	798